Other Long-term Liabilities - Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Employee future benefits (note 23)	$ 214	$ 205
Finance lease obligations (note 10)	0	467
Stock-based compensation	19	42
Deferred revenue	152	205
Leasehold incentives	1,353	0
Other	69	188
Other non-current financial liabilities	$ 454	$ 1,107